Accounts Receivable - Aging Analysis of Accounts Receivable (Net of Impairment of Accounts Receivable) (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [Line Items]
Accounts receivable	¥ 53,143	¥ 47,315
Within 1 year [member]
Disclosure of financial assets [Line Items]
Accounts receivable	51,051	43,686
Between 1 and 2 years [member]
Disclosure of financial assets [Line Items]
Accounts receivable	1,203	2,744
Between 2 and 3 years [member]
Disclosure of financial assets [Line Items]
Accounts receivable	379	437
Over 3 years [member]
Disclosure of financial assets [Line Items]
Accounts receivable	¥ 510	¥ 448